Investments Accounted for Using the Equity Method - Summary of Ownership Interest in Equity Accounted Investments (Detail)		12 Months Ended
	Jan. 15, 2025	Jun. 30, 2025	Jun. 30, 2024
Disclosure of significant investments in associates and joint ventures [line items]
Reporting date		--06-30
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Country of incorporation		Brazil
Principal place of business		Brazil
Principal activity		Iron ore mining
Reporting date		--12-31
Ownership interest		50.00%	50.00%
Vicuna Corp [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Country of incorporation		Canada / Argentina /Chile
Principal place of business		Canada / Argentina /Chile
Principal activity		Copper development
Reporting date		--12-31
Ownership interest	50.00%	50.00%
Compania Minera Antamina S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Country of incorporation		Peru
Principal place of business		Peru
Principal activity		Copper and zinc mining
Reporting date		--12-31
Ownership interest		33.75%	33.75%